Inventories	12 Months Ended
Mar. 31, 2023
Disclosure Of Inventories [Abstract]
Disclosure of inventories [text block]
12.	Inventories

	March 31, 202 3	March 31, 202 2
Trade inventories *	1,941,923	2,407,203
	1,941,923	2,407,203
* Includes project inventory of ₹1,692,378 ( previous year: ₹ 2,142,385)